UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-4401

NORTH TRACK FUNDS, INC.
(Exact name of registrant as specified in charter)

250 East Wisconsin Avenue
Suite 2000
Milwaukee, WI 53202
(Address of principal executive offices) — (Zip code)

David G. Stoeffel, President
North Track Funds, Inc.
250 East Wisconsin Avenue
Suite 2000
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

With a copy to:

Charles M. Weber, Esq.
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Registrant’s telephone number, including area code: (414) 978-6400

Date of fiscal year end: December 31, 2004

Date of reporting period: September 30, 2004

        Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

        A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.   Schedule of Investments

                             NORTH TRACK FUNDS, INC.
                                CASH RESERVE FUND

                             SCHEDULE OF INVESTMENTS
                               September 30, 2004
                                   (UNAUDITED)

           Principal                                                         Maturity     Interest
            Amount                                                             Date         Rate              Value
        ---------------                                                     -------------------------

U.S. GOVERNMENT AGENCY SECURITIES 28.5%

Federal Home Loan Bank("FHLB")
             3,070,000   FHLB Note                                             02/15/05       1.875%           3,070,438
             2,000,000   FHLB Note                                             01/14/05       4.125%           2,012,695
             2,385,000   FHLB Note                                             12/15/04       3.875%           2,395,298
             4,000,000   FHLB Note                                             11/26/04       3.500%           4,010,511
             2,000,000   FHLB Discount Note                                    11/24/04       1.670%           1,994,990
               210,000   FHLB Note                                             11/15/04       6.250%             211,145
             2,300,000   FHLB Note                                             11/15/04       4.125%           2,306,972
               210,000   FHLB Note                                             11/15/04       3.375%             210,410
                                                                                                         ----------------
                         Total Federal Home Loan Bank                                                         16,212,459
                                                                                                         ----------------

Federal Home Loan Mortgage Corporation ("FHLMC")
             3,000,000   FHLMC Discount Note                                   12/21/04       1.840%           2,987,580
             4,000,000   FHLMC Discount Note                                   12/07/04       1.760%           3,986,898
               505,000   FHLMC Note                                            11/15/04       3.250%             505,905
             3,000,000   FHLMC Discount Note                                   10/05/04       1.645%           2,999,452
                                                                                                         ----------------
                         Total Federal Home Loan Mortgage Corporation                                         10,479,835
                                                                                                         ----------------

Federal National Mortgage Association ("FNMA")
             3,500,000   FNMA Discount Note                                    04/29/05       1.950%           3,460,187
               986,000   FNMA Note                                             03/15/05       3.875%             994,333
             2,000,000   FNMA Note                                             12/15/04       1.875%           2,000,734
             4,000,000   FNMA Discount Note                                    12/14/04       1.660%           3,986,351
             3,900,000   FNMA Discount Note                                    12/08/04       1.750%           3,887,108
             4,000,000   FNMA Discount Note                                    12/01/04       1.540%           3,989,562
             2,000,000   FNMA Discount Note                                    11/17/04       1.650%           1,995,692
               500,000   FNMA Discount Note                                    10/20/04       1.575%             499,584
                                                                                                         ----------------
                         Total Federal National Mortgage Association                                          20,813,551
                                                                                                         ----------------

        TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                                               47,505,845
                                                                                                         ----------------

CORPORATE SECURITIES                                                  71.2%

Bonds and Notes                                                        8.2%
             3,500,000   Coca-Cola Company                                     06/01/05       4.000%           3,543,961
                            Domestic Notes
             4,985,000   Diago Capital PLC                                     08/15/05       6.125%           5,150,878
                            Global Notes
             2,000,000   FleetBoston Financial Corporation                     09/15/05       7.250%           2,093,240
                            Global Notes
             1,050,000   Merrill Lynch & Company                               11/15/04       6.000%           1,055,799
                            Global Notes
             1,700,000   Newcourt Credit Group                                 02/16/05       6.875%           1,729,988
                            Global Notes
                                                                                                         ----------------
                         Total Corporate Bonds and Notes                                                      13,573,866
                                                                                                         ----------------

Commercial Paper                                                      63.0%
             3,400,000   American General Finance Corporation                  11/09/04       1.670%           3,393,849
             1,700,000   American General Finance Corporation                  10/27/04       1.600%           1,698,036
             3,300,000   American General Finance Corporation                  10/04/04       1.500%           3,299,588
             4,000,000   American Honda Finance Corporation                    10/13/04       1.550%           3,997,933
             4,500,000   American Honda Finance Corporation                    10/07/04       1.530%           4,498,853
             2,000,000   American Express Credit Corporation                   10/22/04       1.730%           1,997,982
             2,500,000   Cargill, Inc                                          12/09/04       1.680%           2,491,950
             3,000,000   Cargill, Inc                                          10/01/04       1.480%           3,000,000

           Principal                                                         Maturity     Interest
            Amount                                                             Date         Rate              Value
        ---------------                                                     -------------------------

               300,000   CIT Group Holding, Inc.                               10/25/04       1.250%             299,751
             2,000,000   Danske Corporation                                    12/16/04       1.850%           1,992,189
             2,350,000   Danske Corporation                                    10/18/04       1.650%           2,348,169
             4,000,000   Danske Corporation                                    10/12/04       1.500%           3,998,167
             3,500,000   Danske Corporation                                    10/06/04       1.530%           3,499,256
             2,500,000   E I DuPont                                            10/19/04       1.540%           2,498,075
             1,400,000   General Electric Capital Corporation                  12/21/04       1.740%           1,394,519
             1,100,000   General Electric Capital Corporation                  12/14/04       1.820%           1,095,885
             3,500,000   General Electric Capital Corporation                  10/21/04       1.600%           3,496,889
             2,000,000   General Electric Capital Corporation                  10/18/04       1.590%           1,998,498
             3,000,000   Household Finance Corporation                         01/18/05       1.780%           2,983,832
             3,500,000   Household Finance Corporation                         11/01/04       1.750%           3,494,726
             2,100,000   Household Finance Corporation                         10/05/04       1.500%           2,099,650
             3,000,000   LaSalle Bank                                          11/22/04       1.760%           2,992,373
             3,000,000   LaSalle Bank                                          10/22/04       1.750%           2,996,937
             2,000,000   LaSalle Bank                                          10/08/04       1.730%           1,999,327
             4,200,000   Marshall & Ilsley Corporation                         11/29/04       1.750%           4,187,954
             3,000,000   Marshall & Ilsley Corporation                         11/08/04       1.760%           2,994,427
             3,500,000   Nestle Capital Corporation                            11/23/04       1.610%           3,491,704
             2,000,000   Prudential Funding Corporation                        11/15/04       1.720%           1,998,662
             1,100,000   Prudential Funding Corporation                        10/27/04       1.740%           1,098,618
             2,300,000   Prudential Funding Corporation                        10/26/04       1.600%           2,297,444
             1,400,000   Royal Bank of Scotland                                11/29/04       1.710%           1,396,077
               800,000   Royal Bank of Scotland                                10/29/04       1.560%             799,029
             3,100,000   Royal Bank of Scotland                                10/25/04       1.645%           3,096,601
             1,800,000   Royal Bank of Scotland                                10/19/04       1.580%           1,798,587
             1,300,000   Royal Bank of Scotland                                10/12/04       1.620%           1,299,357
             2,500,000   Toyota Motor Credit                                   12/06/04       1.770%           2,491,887
             1,900,000   Toyota Motor Credit                                   11/10/04       1.700%           1,896,411
             2,500,000   Toyota Motor Credit                                   11/05/04       1.510%           2,496,330
             2,000,000   Toyota Motor Credit                                   10/14/04       1.520%           1,998,902
             5,000,000   UBS Finance (Delaware) LLC                            12/01/04       1.660%           4,985,936
             1,000,000   UBS Finance (Delaware) LLC                            11/16/04       1.670%             997,866
             2,000,000   Verizon Network Funding                               10/05/04       1.730%           1,999,615
                                                                                                         ----------------
                         Total Commercial Paper                                                              104,891,841
                                                                                                         ----------------

        TOTAL CORPORATE SECURITIES                                                                           118,465,707
                                                                                                         ----------------

SHORT TERM SECURITIES                                                  0.4%

Money Market                                                           0.4%

             7,260,000   AIM Liquid Assets - Cash Management Fund                                                500,000
                13,362   Highmark U.S. Government Money Market Fund                                               83,855

                                                                                                         ----------------
                         Total Money Market                                                                      583,855
                                                                                                         ----------------

        TOTAL SHORT TERM SECURITIES                                                                              583,855
                                                                                                         ----------------

Total Investments, at Amortized Cost                                             100.1%                      166,555,407
Other Liabilities Less Other Assets                                               (0.1)%                         (57,767)
                                                                                                         ----------------
Net Assets                                                                       100.0%                      166,497,640
                                                                                                         ================

                             NORTH TRACK FUNDS, INC.
                            WISCONSIN TAX-EXEMPT FUND

                             SCHEDULE OF INVESTMENTS
                               September 30, 2004
                                   (UNAUDITED)

------------------------------------------------------------------------------------------------------------------
                                                                                       Principal
                                                     Decription                          Amount         Value
------------------------------------------------------------------------------------------------------------------

LONG-TERM TAX-EXEMPT SECURITIES
                      95.8%

ARKANSAS               0.4%
                            Hot Springs, Arkansas, New Public Housing Authority,
                                 5.125%, due 06-01-2007                                   $ 540,000     $ 579,042

GEORGIA                0.5%
                            Atlanta, Georgia, New Public Housing Authority,
                                 5.00%, due 05-01-2007                                      325,000       348,497

                            Augusta, Georgia, New Public Housing Authority,
                                 3.75%, due 04-01-2007                                       75,000        77,986

                            Macon, Georgia, New Public Housing Authority,
                                 4.00%, due 11-01-2007                                       65,000        68,655

                            Newnan, Georgia, New Public Housing Authority,
                                 5.00%, due 04-01-2012                                      250,000       268,075

GUAM                   3.4%
                            Guam Power Authority Revenue Bonds, 1999 Series A,
                                 5.125%, due 10-01-2029                                   5,000,000     5,132,400
                                 5.25%, due 10-01-2009                                      250,000       279,255

ILLINOIS               1.5%
                            Chicago, Illinois, New Public Housing Authority,
                                 3.625%, due 06-01-2006                                     515,000       529,657

                            Peoria, Illinois, New Public Housing Authority,
                                 5.00%, due 06-01-2012                                      300,000       321,690
                                 4.875%, due 10-01-2008                                   1,380,000     1,479,774

INDIANA                0.3%
                            Indianapolis, Indiana, New Public Housing Authority,
                                 5.125%, due 12-01-2006                                     400,000       427,372

KANSAS                 0.2%
                            Kansas City, Kansas, New Public Housing Authority
                                 4.875%, due 02-01-2005                                     335,000       338,447

LOUISIANA              0.1%
                            East Baton Rouge, Louisianna, New Public Housing Authority,
                                 3.75%, due 08-01-2005                                      105,000       106,791

MASSACHUSETTS          0.7%
                            Massachusetts State Housing Finance Agency, Multi-Family
                                 Housing Bonds, First Issue, 1979 Series A, (Escrowed to Maturity)
                                 7.00%, due 04-01-2021                                      860,000     1,124,811

MICHIGAN               0.1%
                            Monroe, Michigan, New Public Housing Authority,
                                 5.125%, due 09-01-2005                                     100,000       103,109

                            Port Huron, Michigan, New Public Housing Authority,              75,000        79,045
                              4.00%, due 04-01-2008

------------------------------------------------------------------------------------------------------------------
                                                                                       Principal
                                                     Decription                          Amount         Value
------------------------------------------------------------------------------------------------------------------

NEVADA                 0.2%
                            Las Vegas, Nevada, New Public Housing Authority,
                                 5.00%, due 01-01-2012                                      255,000       273,437

NEW JERSEY             0.4%
                            Newark, New Jersey, New Public Housing Authority,
                                 5.25%, due 04-01-2009                                      285,000       305,605
                                 4.50%, due 04-01-2008                                      250,000       267,643

NEW YORK               0.4%
                            New York, New York, New Public Housing Authority,
                                 5.00%, due 01-01-2012                                      200,000       214,460
                                 5.375%, due 01-01-2012                                     200,000       214,460

                            Poughkeepsie, New York, New Public Housing Authority,
                                 5.25%, due 04-01-2010                                      225,000       241,268

NORTH CAROLINA         0.6%
                            Durham, North Carolina, New Public Housing Authority,
                                 5.125%, due 12-01-2013                                     210,000       225,183
                                 5.00%, due 02-01-2012                                      400,000       428,920

                            Mount Airy, North Carolina, New Public Housing Authority,
                                 3.75%, due 10-01-2004                                      270,000       270,000

NORTH DAKOTA           0.3%
                            Burleigh County, North Dakota, New Public Housing Authority,
                                 4.875%, due 01-01-2010                                     185,000       198,376
                                 4.875%, due 01-01-2009                                     200,000       214,460

N MARIANA ISLANDS      0.1%
                            Commonwealth of the Northern Mariana Islands General
                                 Obligation Bonds, Series 1999A, (Public School System
                                 Projects), 5.125%, due 10-01-2008                          100,000       109,508

OHIO                   0.8%
                            Youngstown, Ohio, New Public Housing Authority,
                                 5.00%, due 05-01-2012                                      300,000       321,690
                                 5.00%, due 05-01-2011                                      500,000       536,150
                                 4.875%, due 05-01-2010                                     200,000       214,460
                                 4.875%, due 05-01-2009                                     250,000       268,075

OREGON                 0.1%
                            Portland, Oregon, New Public Housing Authority,
                                 5.375%, due 02-01-2007                                     100,000       107,230

PENNSYLVANIA           0.4%
                            Allentown, Pennsylvania, New Public Housing Authority,
                                 4.875%, due 05-01-2011                                     270,000       289,521
                            Clinton County, Pennsylvania, New Public Housing Authority,
                                 5.25%, due 11-01-2007                                      200,000       214,460
                            Lackawanna County, Pennsylvania, New Public Housing Authority,
                                 5.75%, due 05-01-2005                                      100,000       102,324
                            York, Pennsylvania, New Public Housing Authority,
                                 5.00%, due 08-01-2005                                      100,000       102,722

PUERTO RICO            5.7%
                            Commonwealth of Puerto Rico Public Improvement Revenue
                                 Refunding, Unrefunded Balance
                                 5.125%, due 07-01-2030                                   1,215,000     1,255,690
                                 5.25%, due 07-01-2027                                      755,000       791,527
                            Commonwealth of Puerto Rico Public Improvement Revenue
                                 Refunding
                                 5.125%, prerefunded 07-01-2011 at 100                    1,930,000     2,165,942
                                 5.25%, prerefunded 07-01-2011 at 100                     1,205,000     1,361,409
                            Commonwealth of Puerto Rico, General Obligation Unlimited,
                                 5.375%, prerefunded 07-01-2007 at 101.50                   340,000       375,156
                            Commonwealth of Puerto Rico, General Obligation Unlimited, Series A
                                 5.50%, due 07-01-2020                                    1,000,000     1,180,360
                            Commonwealth of Puerto Rico, Highway & Transportation,
                               Grant Antic Revenue
                                 5.00%, due 09-15-2020                                      780,000       843,687
                            Commonwealth of Puerto Rico, Highway & Transportation, Series E
                                 5.50%, due 07-01-2023                                    1,000,000     1,167,580

------------------------------------------------------------------------------------------------------------------
                                                                                       Principal
                                                     Decription                          Amount         Value
------------------------------------------------------------------------------------------------------------------

SOUTH CAROLINA         0.1%
                            Marion, South Carolina, New Public Housing Authority,
                                 4.875%, due 09-01-2010                                     200,000       214,460

TENNESSEE              0.1%
                            Nashville, Tennessee, New Public Housing Authority,
                                 5.00%, due 08-01-2010                                      190,000       203,737

TEXAS                  0.4%
                            Waco, Texas, New Public Housing Authority,
                                 4.875%, due 12-01-2012                                     200,000       214,460
                                 4.875%, due 12-01-2009                                     340,000       364,582

VIRGIN ISLANDS         1.5%
                            Virgin Islands Water and Power Authority Revenue Bonds,
                                 Water System Revenue Refunding,
                                 5.25%, due 07-01-2012                                      255,000       283,489
                            Virgin Islands Water and Power Authority Revenue Bonds,
                                 Electric System Revenue,
                                 5.00%, due 07-01-2010                                      470,000       522,278
                                 5.00%, due 07-01-2009                                    1,500,000     1,661,130

WISCONSIN             77.5%
                            Appleton, Wisconsin, Redevelopment Authority
                                 Fox Cities Performing Arts Project,
                                 4.85%, due 09-01-2019                                      435,000       450,447
                                 4.75%, due 09-01-2017                                      360,000       375,689
                            Ashland, Wisconsin, Housing Authority Student Housing
                                 Revenue, Northland College Project,
                                 5.10%, due 04-01-2018                                      500,000       506,365
                            Ashwaubenon, Wisconsin, Community Development
                                 Authority Lease Revenue, Arena Project, Series A,
                                 5.80%, prerefunded 06-01-2009 at 100                     1,320,000     1,503,414
                                 5.70%, prerefunded 06-01-2009 at 100                       350,000       397,110
                                 5.60%, prerefunded 06-01-2009 at 100                       100,000       113,024
                                 5.20%, prerefunded 06-01-2009 at 100                       200,000       222,562
                            Ashwaubenon, Wisconsin, Community Development
                                 Authority Revenue Refunding, Arena Project,
                                 5.00%, due 06-01-2023                                      900,000       934,191
                                 5.20%, due 06-01-2022                                      500,000       536,875
                                 5.05%, due 06-01-2019                                    1,005,000     1,074,054
                                 4.70%, due 06-01-2015                                      500,000       532,420
                            Cudahy, Wisconsin, Community Development Authority
                                 Redevelopment Lease Revenue, dated 08-01-1999
                                 5.125%, due 06-01-2019                                   1,595,000     1,680,237
                                 5.10%, due 06-01-2017                                    2,430,000     2,560,467
                                 5.00%, due 06-01-2014                                      215,000       228,941
                                 4.70%, due 06-01-2009                                      150,000       160,878
                            Cudahy, Wisconsin, Community Development Authority
                                 Redevelopment Lease Revenue, dated 12-01-2002
                                 4.00%, due 06-01-2012                                      100,000       103,476
                            Cudahy, Wisconsin, Community Development Authority
                                 Redevelopment Lease Revenue, dated 11-01-2003
                                 3.65%, due 06-01-2013                                      200,000       200,482
                                 3.30%, due 06-01-2011                                      175,000       174,673
                                 3.00%, due 06-01-2010                                      125,000       123,940
                            Eau Claire, Wisconsin Housing Authority Housing Revenue
                                 Refunding, London Hill Townhouses Project, Series A,
                                 6.25%, due 05-01-2015                                      645,000       645,090
                            Glendale, Wisconsin Community Development Authority Lease
                                 Revenue, Tax Increment District No. 7, Series A,
                                 5.40%, prerefunded 09-01-2008 at 100                     3,275,000     3,632,663
                                 5.30%, prerefunded 09-01-2008 at 100                       100,000       110,551
                            Glendale, Wisconsin Community Development Authority Lease
                                 Revenue, Tax Increment District No. 7,
                                 4.875%, due 09-01-2019                                   1,000,000     1,036,990
                                 4.75%, due 09-01-2017                                    1,250,000     1,300,650
                                 4.55%, due 09-01-2014                                    1,000,000     1,050,270

------------------------------------------------------------------------------------------------------------------
                                                                                       Principal
                                                     Decription                          Amount         Value
------------------------------------------------------------------------------------------------------------------

                            Glendale, Wisconsin Community Development Authority Lease
                                 Revenue Refunding, Tax Increment District No. 7,
                                 4.50%, due 09-01-2018                                    2,000,000     2,045,560
                                 4.35%, due 09-01-2016                                    1,000,000     1,025,650
                            Glendale, Wisconsin Community Development Authority Lease
                                 Revenue Refunding, Tax Increment District No. 6,
                                 5.00%, due 10-01-2019                                       50,000        52,400
                                 5.00%, due 10-01-2018                                       50,000        52,834
                            Grant County, Wisconsin Housing Authority Revenue
                                 Refunding, Orchard Manor Project,
                                 5.35%, due 07-01-2026                                    1,000,000     1,013,080
                                 5.25%, due 07-01-2018                                      500,000       511,185
                            Green Bay/Brown County Professional Football Stadium
                                 District Sales Tax Revenue, Lambeau Field Renovation Project,
                                 5.00%, due 02-01-2019                                    2,500,000     2,633,750
                                 4.90%, due 02-01-2016                                    1,000,000     1,062,900
                                 4.85%, due 02-01-2015                                    1,000,000     1,065,320
                            Green Bay, Wisconsin Housing Authority Housing Revenue
                                 Refunding Student Housing, University Village Housing,
                                 Inc. Project,
                                 6.00%, due 04-01-2017                                      150,000       150,273
                            Green Bay, Wisconsin Redevelopment Authority
                                 Lease Revenue, Convention Center Project, Series A,
                                 5.10%, due 06-01-2029                                    1,000,000     1,018,170
                            Green Bay, Wisconsin Redevelopment Authority
                                 Revenue, Bellin Memorial Hospital Project, Series A,
                                 5.50%, due 02-15-2021                                      400,000       406,732
                            Hartford, Wisconsin Community Development Authority
                                 Community Development Lease Revenue,
                                 6.10%, due 12-01-2008                                      225,000       226,685
                                 6.00%, due 12-01-2007                                      210,000       211,539
                                 5.90%, due 12-01-2006                                      200,000       201,436
                                 5.80%, due 12-01-2005                                      200,000       201,406
                            Jackson, Wisconsin Community Development Authority Revenue
                                 Refunding,
                                 5.10%, due 12-01-2017                                      725,000       736,281
                                 4.90%, due 12-01-2013                                      100,000       104,976
                                 4.35%, due 12-01-2008                                      100,000       104,909
                            Johnson Creek,  Wisconsin, Community Development
                                 Authority, Lease Revenue Bond, Tax Incremental District # 2,
                                 4.85%, due 12-01-2022                                      200,000       207,224
                            Kenosha, Wisconsin Housing Authority Multifamily Housing,
                                 Revenue GNMA Collateralized, Villa Ciera Project, Series A,
                                 6.00%, due 11-20-2041                                    1,000,000     1,040,980
                            Lake Delton, Wisconsin, Community Development
                                 Authority Multifamily Revenue, GNMA Collateralized, Woodland
                                 Park Project,
                                 5.40%, due 02-20-2043                                      750,000       769,830
                            Little Chute, Wisconsin Community Development Authority Lease Revenue,
                                 5.625%, prerefunded 03-01-2006 at 100                      500,000       526,130
                            Little Chute, Wisconsin Community Development
                                 Authority Lease Revenue Refunding Bonds, Series 2004,
                                 4.35%, due 03-01-2018                                      200,000       204,554
                                 4.25%, due 03-01-2017                                      200,000       204,420
                            Madison, Wisconsin Community Development Authority Revenue
                                 Quarters, 2nd Mortgage,
                                 5.875%, (variable after 07-01-2011), due 07-01-2016        205,000       201,993
                            Madison, Wisconsin Community Development Authority Student
                                 Housing Revenue, Edgewood College Project,
                                 6.25%, due 04-01-2014                                    1,435,000     1,439,420
                            Madison, Wisconsin, Community Development Authority Lease
                                 Revenue, Monona Terrace Community Project,
                                 6.10%, prerefunded 03-01-2005 at 100                     1,000,000     1,019,040
                                 5.90%, prerefunded 03-01-2005 at 100                       365,000       371,658
                            Madison, Wisconsin Community Development Authority
                                 Revenue, Meriter Retirement Services, Inc. Project,
                                 6.125%, due 12-01-2019                                   1,500,000     1,503,240
                            Madison, Wisconsin Community Development Authority
                                 Revenue, Fluno Center Project,
                                 5.00%, due 11-01-2020                                    3,050,000     3,171,146
                                 4.10%, due 11-01-2008                                       45,000        47,526

------------------------------------------------------------------------------------------------------------------
                                                                                       Principal
                                                     Decription                          Amount         Value
------------------------------------------------------------------------------------------------------------------

                            Medford, Wisconsin Community Development Lease Revenue
                            Refunding, Series 2004A,
                                 4.60%, due 12-01-2021                                      245,000       247,247
                                 4.55%, due 12-01-2020                                      230,000       231,941
                                 4.25%, due 12-01-2019                                      220,000       221,696
                            Middleton, Wisconsin Community Development Authority Lease
                               Revenue, Series A,
                                 4.55%, due 10-01-2018                                      500,000       518,365
                                 4.35%, due 10-01-2017                                    1,630,000     1,677,889
                                 2.90%, due 10-01-2007                                      100,000       101,434
                            Milwaukee, Wisconsin Redevelopment Authority Development
                                 Revenue Refunding, 2430 West Wisconsin Avenue Project,
                                 3.60%, due 03-01-2014                                      310,000       309,755
                                 3.50%, due 03-01-2013                                      645,000       645,123
                                 3.40%, due 03-01-2012                                      480,000       480,802
                                 3.25%, due 03-01-2011                                      500,000       500,350
                                 3.00%, due 03-01-2010                                      230,000       230,508
                            Milwaukee, Wisconsin Redevelopment Authority
                                 Development Revenue Refunding YMCA of Metropolitan Milwaukee
                                 Inc. Project,
                                 5.10%, due 12-01-2023                                    1,000,000     1,016,010
                            Milwaukee, Wisconsin Redevelopment Authority
                                 Development Revenue Refunding Marquette University Project,
                                 4.35%, due 11-01-2018                                      500,000       510,295
                                 4.25%, due 11-01-2017                                    1,000,000     1,023,460
                                 4.15%, due 11-01-2016                                    1,275,000     1,304,146
                            Milwaukee, Wisconsin Redevelopment Authority Mortgage
                                 Revenue Refunding Schlitz Park Project, Series A,
                                 5.50%, due 01-01-2017                                    2,900,000     2,812,014
                            Milwaukee, Wisconsin Redevelopment Authority Mortgage
                                 Revenue Refunding Schlitz Park Project, Series B,
                                 5.60%, due 01-01-2015                                    2,345,000     2,372,413
                            Milwaukee, Wisconsin Redevelopment Authority
                                 Revenue YWCA of Greater Milwaukee Project, Series A,
                                 5.30%, due 06-01-2029                                    1,800,000     1,838,106
                                 5.25%, due 06-01-2019                                      430,000       441,335
                            Milwaukee, Wisconsin Redevelopment Authority
                                 Revenue YWCA of Greater Milwaukee Project, Series B,
                                 5.20%, due 06-01-2029                                      355,000       362,540
                                 5.15%, due 06-01-2019                                      200,000       205,982
                            Milwaukee, Wisconsin Redevelopment Authority
                                 Revenue Summerfest Project,
                                 4.95%, due 08-01-2020                                    1,250,000     1,317,125
                                 4.85%, due 08-01-2017                                      500,000       527,560
                                 4.80%, due 08-01-2016                                      500,000       530,695
                                 4.70%, due 08-01-2015                                      500,000       527,710
                            Milwaukee, Wisconsin, Redevelopment Authority
                                 Milwaukee School of Engineering Project, Series B,
                                 3.50%, due 07-01-2009                                      250,000       256,500
                            Milwaukee, Wisconsin, Redevelopment Authority
                                 Revenue Bonds, Milwaukee Public Schools-Neighborhood
                                 Schools Initiative,
                                 4.125%, due 08-01-2018                                   2,000,000     2,011,400
                                 4.10%, due 08-01-2017                                    1,000,000     1,014,260
                                 4.00%, due 08-01-2016                                    1,000,000     1,013,580
                                 3.80%, due 08-01-2014                                    1,000,000     1,014,470
                                 3.65%, due 08-01-2013                                    2,000,000     2,024,580
                                 3.25%, due 08-01-2011                                    1,000,000     1,001,760
                                 4.00%, due 08-01-2010                                       50,000        52,506
                            Muskego Wisconsin Community Development Authority
                                 Community Development Lease Revenue, Series 2003,
                                 4.00%, due 06-01-2018                                       75,000        73,432
                                 3.90%, due 06-01-2017                                      110,000       107,702
                                 3.80%, due 06-01-2016                                      100,000        98,022
                            New Berlin Wisconsin Housing Authority Revenue
                                 Capital Appreciation, Apple Glen Project, Series A,
                                 Zero %, due 05-01-2010                                      70,000        50,245
                                 Zero %, due 11-01-2009                                      65,000        48,326
                                 Zero %, due 05-01-2009                                      70,000        53,587
                                 Zero %, due 11-01-2007                                      65,000        55,201
                                 Zero %, due 05-01-2007                                      70,000        61,050

------------------------------------------------------------------------------------------------------------------
                                                                                       Principal
                                                     Decription                          Amount         Value
------------------------------------------------------------------------------------------------------------------

                            New Berlin, Wisconsin Housing Authority Revenue
                                 Refunding, Apple Glen Project, Series A,
                                 6.70%, due 11-01-2017                                    1,210,000     1,207,834
                            Oak Creek, Wisconsin Housing Authority Revenue
                                 Refunding, Wood Creek Project,
                                 5.625%, due 07-20-2029                                   2,205,000     2,207,227
                                 5.50%, due 07-20-2019                                    1,000,000     1,001,510
                            Oak Creek, Wisconsin Housing Authority Revenue
                                 Capital Appreciation, Wood Creek Project,
                                 Zero %, due 01-20-2014                                      60,000        35,448
                                 Zero %, due 07-20-2013                                     125,000        76,257
                                 Zero %, due 01-20-2013                                     125,000        78,438
                                 Zero %, due 01-20-2012                                      65,000        43,114
                                 Zero %, due 07-20-2011                                     125,000        85,449
                                 Zero %, due 01-20-2011                                     125,000        87,876
                                 Zero %, due 07-20-2007                                      50,000        42,636
                            Oconto Falls, Wisconsin Community Deveopement
                                 Authority Revenue, Oconto Falls Tissue, Inc. Project,
                                 7.75%, due 12-01-2022                                      800,000       623,224
                            Oconto Falls, Wisconsin Community Development
                                 Authority Development Revenue,
                                 8.125%, due 12-01-2022                                   1,400,000     1,110,032
                            Onalaksa, Wisconsin, Community Development
                                 Authority Lease Revenue,
                                 4.15%, due 10-01-2016                                      200,000       207,354
                                 4.00%, due 10-01-2015                                      100,000       103,312
                                 3.90%, due 10-01-2014                                      100,000       103,327
                                 3.65%, due 10-01-2012                                      100,000       103,310
                            Oshkosh, Wisconsin Housing Authority Revenue,
                                 GNMA Collateralized, VNA Assisted Living Inc. Project,
                                 5.75%, due 09-20-2038                                    1,260,000     1,283,902
                                 5.45%, due 09-20-2017                                      125,000       127,499
                            Schofield, Wisconsin Community Development Authority,
                                 Redevelopment Lease Revenue Refunding Bond, Series 2004
                                 4.60%, due 10-01-2017                                      100,000       102,492
                                 4.25%, due 10-01-2015                                      100,000       102,753
                            Sheboygan, Wisconsin Housing Authority Multifamily
                                 Revenue Refunding, GNMA Collateralized, Lake Shore
                                 Apartments Project, Series A,
                                 5.10%, due 11-20-2026                                    1,000,000     1,008,490
                            Shorewood Wisconsin Community Development
                                 Authority Lease Revenue Refunding, Arena Project,
                                 4.35%, due 12-01-2006                                      150,000       157,560
                            Slinger, Wisconsin Redevelopment Authority
                                 Lease Revenue Refunding,
                                 4.70%, due 09-01-2012                                      400,000       412,916
                            Southeast Wisconsin Professional Baseball Park District
                                 League Capital Appreciation Certificate of Participation,
                                 Zero %, due 12-15-2017                                   1,000,000       571,920
                                 Zero %, due 12-15-2015                                     970,000       614,476
                            Southeast Wisconsin Professional Baseball Park
                                 District Sales Tax Revenue, Series 1996,
                                 5.80%, prerefunded 03-13-2007 at 101                       280,000       308,207
                                 5.70%, prerefunded 03-13-2007 at 101                       150,000       164,754
                                 5.75%, prerefunded 03-13-2007 at 101                     1,060,000     1,165,523
                                 5.45%, prerefunded 03-13-2007 at 101                        50,000        54,612
                            Southeast Wisconsin Professional Baseball Park
                                 District Sales Tax Revenue Refunding, Series A,
                                 5.50%, due 12-15-2026                                    2,165,000     2,434,586
                                 5.50%, due 12-15-2018                                      250,000       290,875
                            Southeast Wisconsin Professional Baseball Park
                                 District Sales Tax Revenue, Series 2001A,
                                 5.10%, due 12-15-2029                                      170,000       174,240
                            Southeast Wisconsin Professional Baseball Park
                                 District Sales Tax Revenue Refunding, Junior Lien, Series B
                                 5.50%, due 12-15-2009                                      615,000       693,640

------------------------------------------------------------------------------------------------------------------
                                                                                       Principal
                                                     Decription                          Amount         Value
------------------------------------------------------------------------------------------------------------------

                            Southeast Wisconsin Professional Baseball Park
                                 District Sales Tax Revenue,
                                 5.875%, prerefunded 12-15-2009 at 100                      135,000       155,709
                                 6.10%, prerefunded 12-15-2004 at 100                     3,000,000     3,028,680
                            Sturgeon Bay, Wisconsin Waterfront Redevelopment
                                 Authority Lease Revenue Series A,
                                 5.20%, due 10-01-2021                                    1,000,000     1,043,090
                            Sturgeon Bay, Wisconsin Waterfront Redevelopment
                                 Authority Lease Revenue Series B-ACA-CBI,
                                 5.15%, due 10-01-2020                                      500,000       506,645
                                 5.00%, due 10-01-2017                                    1,000,000     1,015,150
                            Sturtevant, Wisconsin Community Development
                                 Redevelopment Lease Revenue,
                                 6.30%, prerefunded 12-01-2004 at 100                        50,000        50,390
                            Sun Prairie, Wisconsin Community Development
                                 Authority Lease Revenue, Series 2003,
                                 4.50%, due 08-01-2021                                      150,000       153,538
                                 4.40%, due 08-01-2020                                      150,000       153,442
                            Sussex, Wisconsin Community Development Authority Revenue,
                                 6.10%, prerefunded 04-01-2015 at 100                       600,000       613,482
                            Verona, Wisconsin Community Development Authority Lease Revenue Series A,
                                 5.50%, due 06-01-2017                                      445,000       462,088
                            Verona, Wisconsin (Dane County), Community Development
                                 Authority Community Development Lease Revenue,
                                 4.25%, due 12-01-2021                                       50,000        49,276
                                 4.20%, due 12-01-2020                                       50,000        49,242
                                 4.00%, due 12-01-2018                                       50,000        49,455
                                 3.90%, due 12-01-2017                                      100,000        98,353
                                 3.80%, due 12-01-2016                                      100,000        98,910
                            Verona, Wisconsin, Community Development Authority,
                                 Community Development Lease Revenue, 2004 Series,
                                 4.85%, due 02-01-2022                                      200,000       206,560
                                 4.80%, due 02-01-2020                                      100,000       103,521
                            Walworth County, Wisconsin Housing Authority Housing
                                 Revenue, FHA, Kiwanis Heritage Senior  Apartments Project,
                                 5.70%, due 03-01-2039                                      460,000       469,706
                            Watertown, Wisconsin Community Development
                                 Authority Redevelopment Lease Revenue, Series A,
                                 5.00%, due 05-01-2018                                      750,000       768,780
                                 4.80%, due 05-01-2008                                       75,000        79,347
                            Waukesha, Wisconsin Housing Authority Revenue
                                 Refunding, Oak Hills Terrace Project,
                                 5.45%, due 06-01-2027                                    2,000,000     2,011,620
                            Waukesha, Wisconsin Redevelopment Authority
                                 Development Revenue, GNMA Collateralized,
                                 Avalon Square, Inc. Project,
                                 5.00%, due 06-20-2021                                    1,000,000     1,039,500
                            Waupaca, Wisconsin, Community Development Authority,
                                 Community Lease Revenue Bond, Series A,
                                 4.60%, due 04-01-2017                                      300,000       313,722
                                 4.50%, due 04-01-2016                                      100,000       104,595
                            Waupaca, Wisconsin, Community Development
                                 Authority, Lease Revenue, Series 2003A,
                                 4.50%, due 04-01-2017                                      200,000       205,436
                                 4.40%, due 04-01-2016                                      200,000       205,460
                                 4.20%, due 04-01-2014                                      100,000       103,120
                            Wauwatosa, Wisconsin Housing Capital Appreciation Revenue
                                 Refunding, Hawthorne Terrace Project, Series A,
                                 Zero %, due 11-01-2010                                     100,000        70,793
                                 Zero %, due 05-01-2010                                     105,000        76,478
                                 Zero %, due 11-01-2009                                     100,000        75,344
                                 Zero %, due 05-01-2009                                     105,000        81,351
                                 Zero %, due 11-01-2008                                     100,000        80,208
                                 Zero %, due 05-01-2008                                     105,000        86,529
                                 Zero %, due 05-01-2006                                     105,000        96,918
                                 Zero %, due 11-01-2005                                     100,000        95,191
                                 Zero %, due 05-01-2005                                      70,000        68,183
                                 Zero %, due 11-01-2004                                     100,000        99,751

------------------------------------------------------------------------------------------------------------------
                                                                                       Principal
                                                     Decription                          Amount         Value
------------------------------------------------------------------------------------------------------------------

                            Wauwatosa, Wisconsin Housing Authority Revenue
                                 Refunding, Hawthorne Terrace Project, Series A,
                                 6.70%, due 11-01-2022                                      550,000       535,381
                                 6.70%, due 11-01-2019                                    1,060,000     1,040,252
                            Wauwatosa, Wisconsin Redevelopment Authority
                                 Lease Revenue,
                                 5.65%, due 12-01-2015                                      750,000       823,148
                                 4.95%, due 12-01-2005                                      135,000       139,697
                            Weston, Wisconsin Community Development
                                 Authority Lease Revenue,
                                 4.45%, due 10-01-2019                                      500,000       505,660
                                 4.35%, due 10-01-2018                                      500,000       505,315
                                 4.25%, due 10-01-2017                                      200,000       202,188
                            Weston, Wisconsin Community Development Lease Revenue, Series 2004A,
                                 4.40%, due 10-01-2018                                      500,000       507,870
                                 4.10%, due 10-01-2016                                      500,000       503,045
                            Weston, Wisconsin Community Development Lease Revenue, Series 2004B,
                                 4.75%, due 10-01-2023                                      140,000       141,603
                                 4.75%, due 10-01-2022                                      130,000       132,428
                                 4.70%, due 10-01-2021                                    1,230,000     1,257,023
                            Winnebago County, Wisconsin Housing Authority 1st Mortgage
                                 Revenue Refunding, Section 8 Assisted Housing Project,
                                 5.625%, due 05-01-2010                                     135,000       129,848
                                 5.625%, due 05-01-2009                                     125,000       121,349
                                 5.625%, due 05-01-2008                                     120,000       117,214
                                 5.625%, due 05-01-2007                                     115,000       113,712
                                 5.625%, due 05-01-2006                                     105,000       104,428
                                 5.625%, due 05-01-2005                                     100,000       100,042
                            Winnebago County, Wisconsin Housing Authority Housing
                                  Revenue, Series A,
                                  7.125%, due 03-01-2022                                    380,000       381,782
                                  6.875%, due 03-01-2012                                    165,000       165,771
                            Wisconsin Center District Junior Dedicated Tax Revenue,
                                 Series B,
                                 5.75%, prerefunded 12-15-2006 at 101                     3,540,000     3,865,432
                                 5.70%, prerefunded 12-15-2006 at 101                     3,210,000     3,501,661
                            Wisconsin Center District Capital Appreciation Senior
                                 Dedicated Tax Revenue,
                                 Zero %, due 12-15-2026                                   2,500,000       805,625
                            Wisconsin Center District Junior Dedicated Tax Revenue Refunding,
                                 5.25%, due 12-15-2023                                    1,000,000     1,115,000
                            Wisconsin Dells, Wisconsin Community Development
                            Authority Lease Revenue,
                                 5.00%, due 09-01-2024                                      110,000       113,087
                            Wisconsin Housing Finance Authourity Revenue,
                                 6.10%, prerefunded 12-01-2017 at 100                     1,240,000     1,451,693
                                 6.10%, prerefunded 12-01-2017 at 100                     1,315,000     1,539,497
                            Wrightstown, Wisconsin Community Development
                                 Authority Revenue,
                                 6.00%, prerefunded 06-01-2008 at 100                       300,000       338,019

                                                                                                    --------------
                     Total Long-Term Tax-Exempt Securities                                          $ 152,080,999
                              (COST: $ 146,366,222)                                                 --------------

SHORT-TERM TAX-EXEMPT SECURITIES
                       3.3%

DEMAND NOTES           3.2%
                            Glendale, Wisconsin, Community Development Authority
                                 Housing Refunding Revenue, Series 2004,
                                 Coventry Apartments Project,
                                 1.74%, weekly reset, due 03-01-2019                        900,000       900,000
                            Green Bay, Wisconsin, Redevelopment Authority Revenue,
                                 Bellin Memorial Hospital, Series B,
                                 1.69%, weekly reset, due 02-15-2031                        545,000       545,000
                            Green Bay/Brown County Wisconsin, Professional Football Stadium
                                 District Wisconsin Sales Tax Revenue, (Lambeau Field
                                 Renovation Project), Series B
                                 1.62%, weekly reset, due 02-01-2029                        150,000       150,000
                                 1.62%, weekly reset, due 02-01-2030                         40,000        40,000
                                 1.62%, weekly reset, due 02-01-2031                        165,000       165,000

------------------------------------------------------------------------------------------------------------------
                                                                                       Principal
                                                     Decription                          Amount         Value
------------------------------------------------------------------------------------------------------------------

                            Madison, Wisconsin Community Development Authority
                                 Monticello Apartments,
                                 1.74%, weekly reset, due 04-01-2023                        125,000       125,000
                            Milwaukee, Wisconsin Redevelopment Authority
                                 Development Revenue, American Society for Quality
                                 1.74%, weekly reset, due 05-01-2036                         95,000        95,000
                            Milwaukee, Wisconsin Redevelopment Authority Development
                                 Revenue, Kennedy II Assoc. Ltd.
                                 1.20%, semi-annual reset, due 12-01-2010                 1,000,000     1,000,000
                            Waukesha, Wisconsin Housing Authority Multifamily Revenue
                                 Refunding, Park Place Apartments Project,
                                 1.80%, weekly reset, due 02-01-2026                      1,000,000     1,000,000
                            Waukesha, Wisconsin Redevelopment Authority Revenue
                                 Womens Center, Inc. Project,
                                 1.79%, weekly reset, due 03-01-2033                      1,000,000     1,000,000

                                                                                                    --------------
                     Total Demand Notes                                                                 5,020,000
                                                                                                    --------------

MONEY MARKET           0.1%
                            AIM Tax-Free Investments Co.- Cash Reserve Portfolio,
                                 Private Class                                              207,357       207,357

                                                                                                    --------------
                     Total Short-Term Tax-Exempt Securities                                             5,227,357
                                                                                                    --------------
                            (Cost $5,227,357)

Total Investments     99.1%                                                                           157,308,356

Other Assets, Less Other Liabilities                                                                    1,496,860
                       0.9%
                                                                                                    --------------
Net Assets           100.0%                                                                         $ 158,805,216
                                                                                                    ==============

Item 2.   Controls and Procedures

                (a)    Disclosure Controls and Procedures.   The Registrant’s management, with the participation of its principal executive and principal financial officers, has evaluated the effectiveness of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940), as of a date within 90 days of the filing date of this report on Form N-Q. Based on such evaluation, the Registrant’s principal executive and financial officers have concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and recorded within the applicable time periods.

                (b)    Changes in Internal Control Over Financial Reporting.   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.   Exhibits

        The following exhibits are attached to this Form N-Q:

Exhibit No.	Description of Exhibit

3(a)	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

3(b)	Certification of Principal Financial Officer Required by
Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 26th day of November, 2004.

NORTH TRACK FUNDS, INC.
By:	/s/ David G. Stoeffel

David G. Stoeffel, President

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 26th day of November, 2004.

By:	/s/ David G. Stoeffel

David G. Stoeffel, President (Principal Executive Officer)
By:	/s/ Franklin P. Ciano

Franklin P. Ciano, Chief Financial Officer and Treasurer (Principal Financial Officer)